Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.40%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, >>	2,166,896	$2,184,502
Total Convertible Bond (cost $2,184,964)		2,184,502

Corporate Bonds — 93.72%
Banking — 12.66%
Ally Financial
4.70% 5/15/26 μ, ψ	1,750,000	1,778,350
8.00% 11/1/31	595,000	837,581
Bank of America
2.676% 6/19/41 μ	5,560,000	5,231,296
2.831% 10/24/51 μ	2,085,000	1,922,650

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,873,000
Barclays 3.811% 3/10/42 μ	2,305,000	2,309,053
Citigroup 4.00% 12/10/25 μ, ψ	3,715,000	3,771,839
Credit Agricole 144A 2.811% 1/11/41 #	4,240,000	3,871,508
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	1,150,000	1,101,125
144A 5.10% 1/24/30 #, μ, ψ	1,145,000	1,147,863
144A 5.25% 2/11/27 #, μ, ψ	1,305,000	1,358,831
144A 6.375% 8/21/26 #, μ, ψ	2,310,000	2,513,638

Deutsche Bank 3.729% 1/14/32 μ	3,960,000	3,928,674
Goldman Sachs Group 3.21% 4/22/42 μ	2,750,000	2,780,202
HSBC Holdings 4.60% 12/17/30 μ, ψ	2,015,000	2,050,262
JPMorgan Chase & Co.
3.109% 4/22/41 μ	1,020,000	1,018,993
3.109% 4/22/51 μ	3,955,000	3,851,291
3.328% 4/22/52 μ	1,880,000	1,883,907

Morgan Stanley 2.802% 1/25/52 μ	10,695,000	9,911,160
SVB Financial Group 4.10% 2/15/31 μ, ψ	3,895,000	3,926,647
Truist Financial 4.95% 9/1/25 μ, ψ	4,285,000	4,724,212
UBS 7.625% 8/17/22	2,635,000	2,865,271
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	1,640,000	1,637,966
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	2,825,000	2,890,046
		70,185,365
Basic Industry — 3.80%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,255,354
LYB International Finance III 3.375% 10/1/40	3,317,000	3,348,443
LyondellBasell Industries 4.625% 2/26/55	2,745,000	3,159,044
Nutrition & Biosciences 144A 3.268% 11/15/40 #	2,555,000	2,531,210
Packaging Corp. of America 4.05% 12/15/49	2,980,000	3,377,194
NQ-464 [4/21] 6/21 (1676427)    1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
RPM International 4.25% 1/15/48	3,115,000	$3,247,194
Steel Dynamics 3.25% 10/15/50	4,335,000	4,156,797
		21,075,236
Brokerage — 1.22%
Charles Schwab
4.00% 6/1/26 μ, ψ	1,210,000	1,246,373
5.375% 6/1/25 μ, ψ	2,525,000	2,813,860

Jefferies Group 6.50% 1/20/43	1,985,000	2,694,016
		6,754,249
Capital Goods — 3.68%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,281,004
Ball 2.875% 8/15/30	2,105,000	2,035,661
Masco 3.125% 2/15/51	4,305,000	4,112,011
Republic Services 3.05% 3/1/50	1,940,000	1,904,405
Reynolds Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,301,890
Siemens Financieringsmaatschappij 144A 2.875% 3/11/41 #	5,040,000	4,993,177
Stanley Black & Decker 2.75% 11/15/50	2,290,000	2,114,760
Waste Connections 3.05% 4/1/50	2,730,000	2,672,250
		20,415,158
Communications — 14.22%
Altice France
144A 5.125% 1/15/29 #	1,425,000	1,432,225
144A 5.125% 7/15/29 #	890,000	892,225

AMC Networks 4.25% 2/15/29	2,000,000	1,977,530
AT&T
3.10% 2/1/43	2,798,000	2,592,366
144A 3.50% 9/15/53 #	2,935,000	2,704,871
Charter Communications Operating
3.70% 4/1/51	3,680,000	3,469,715
5.125% 7/1/49	765,000	876,295
5.375% 4/1/38	3,170,000	3,779,763
Comcast
2.80% 1/15/51	1,735,000	1,606,133
3.20% 7/15/36	2,395,000	2,517,946

Crown Castle International 2.90% 4/1/41	7,010,000	6,534,934
CSC Holdings
144A 4.125% 12/1/30 #	2,135,000	2,126,994
144A 4.50% 11/15/31 #	1,180,000	1,182,950

2    NQ-464 [4/21] 6/21 (1676427)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Deutsche Telekom 144A 3.625% 1/21/50 #	3,135,000	$3,237,833
Discovery Communications
144A 4.00% 9/15/55 #	5,608,000	5,496,240
5.20% 9/20/47	265,000	311,486
Level 3 Financing
144A 3.625% 1/15/29 #	715,000	693,550
144A 4.25% 7/1/28 #	1,505,000	1,518,334
Time Warner Cable
6.75% 6/15/39	2,105,000	2,873,793
7.30% 7/1/38	5,265,000	7,486,948

T-Mobile USA 144A 3.00% 2/15/41 #	7,575,000	7,094,518
Verizon Communications
3.40% 3/22/41	1,200,000	1,231,055
3.55% 3/22/51	2,725,000	2,773,306
4.50% 8/10/33	735,000	867,308

ViacomCBS 4.375% 3/15/43	4,195,000	4,548,169
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,460,000	2,633,431
Vodafone Group
4.25% 9/17/50	2,625,000	2,924,920
4.875% 6/19/49	2,800,000	3,403,309
		78,788,147
Consumer Cyclical — 4.05%
Alibaba Group Holding 2.70% 2/9/41	1,005,000	937,326
Ford Motor 8.50% 4/21/23	2,475,000	2,775,094
Ford Motor Credit 2.90% 2/16/28	1,405,000	1,378,804
General Motors
6.25% 10/2/43	5,015,000	6,606,478
6.75% 4/1/46	3,820,000	5,269,867

General Motors Financial 5.70% 9/30/30 μ, ψ	2,355,000	2,637,600
Lowe's 3.00% 10/15/50	2,105,000	1,990,297
Prime Security Services Borrower 144A 3.375% 8/31/27 #	895,000	865,912
		22,461,378
Consumer Non-Cyclical — 12.74%
AbbVie 4.25% 11/21/49	3,735,000	4,239,248
Anheuser-Busch InBev Worldwide
4.50% 6/1/50	460,000	528,261
4.90% 2/1/46	8,410,000	10,063,211

BAT Capital 3.734% 9/25/40	2,280,000	2,131,438
Biogen 3.15% 5/1/50	5,260,000	4,807,039
NQ-464 [4/21] 6/21 (1676427)    3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
4.25% 4/1/50	3,745,000	$4,222,458
4.78% 3/25/38	3,415,000	4,088,533

Energizer Holdings 144A 4.375% 3/31/29 #	1,155,000	1,147,851
Gilead Sciences
2.80% 10/1/50	7,355,000	6,627,018
4.50% 2/1/45	1,825,000	2,125,563

Mondelez International 2.625% 9/4/50	7,150,000	6,270,254
Pilgrim's Pride 144A 4.25% 4/15/31 #	1,270,000	1,284,681
Regeneron Pharmaceuticals 2.80% 9/15/50	6,925,000	6,035,746
Takeda Pharmaceutical 3.175% 7/9/50	7,400,000	7,052,954
Teleflex 144A 4.25% 6/1/28 #	1,345,000	1,391,725
US Foods 144A 4.75% 2/15/29 #	2,000,000	2,020,000
Viatris 144A 4.00% 6/22/50 #	6,610,000	6,583,259
		70,619,239
Electric — 14.86%
AEP Texas 3.80% 10/1/47	3,200,000	3,384,342
Alabama Power 4.30% 7/15/48	1,855,000	2,225,462
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,325,569
Arizona Public Service
4.20% 8/15/48	2,720,000	3,154,651
4.25% 3/1/49	2,324,000	2,708,180

Berkshire Hathaway Energy 2.85% 5/15/51	2,205,000	2,041,805
CenterPoint Energy 3.70% 9/1/49	3,450,000	3,558,226
CenterPoint Energy Houston Electric 3.35% 4/1/51	1,800,000	1,870,673
CMS Energy 4.75% 6/1/50 μ	2,685,000	2,953,500
DTE Electric Series B 3.25% 4/1/51	2,295,000	2,373,618
Duke Energy 4.875% 9/16/24 μ, ψ	2,445,000	2,598,546
Edison International 5.375% 3/15/26 μ, ψ	1,940,000	2,011,916
Entergy Arkansas
3.35% 6/15/52	2,280,000	2,356,284
4.95% 12/15/44	2,765,000	3,048,741

Entergy Louisiana 4.95% 1/15/45	125,000	137,624
Evergy Kansas Central 3.25% 9/1/49	1,117,000	1,132,620
Louisville Gas and Electric 4.25% 4/1/49	4,100,000	4,798,859
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	1,605,000	1,869,951
NRG Energy 144A 3.625% 2/15/31 #	675,000	662,174
Oglethorpe Power
144A 3.75% 8/1/50 #	3,190,000	3,237,885
5.05% 10/1/48	2,580,000	3,130,908

4    NQ-464 [4/21] 6/21 (1676427)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Oklahoma Gas and Electric 3.85% 8/15/47	1,304,000	$1,423,583
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	985,542
4.60% 6/15/43	5,775,000	5,827,794
4.95% 7/1/50	2,470,000	2,525,765

San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,226,797
Southern 4.00% 1/15/51 μ	2,840,000	3,038,800
Southern California Edison
3.65% 2/1/50	610,000	612,408
4.00% 4/1/47	1,530,000	1,596,694
4.125% 3/1/48	3,245,000	3,468,800
4.875% 3/1/49	650,000	771,872

Southwestern Public Service 4.40% 11/15/48	875,000	1,051,455
Tampa Electric 3.45% 3/15/51	4,087,000	4,262,715
		82,373,759
Energy — 10.13%
BP Capital Markets America 2.939% 6/4/51	7,650,000	6,967,514
Diamondback Energy 4.40% 3/24/51	3,570,000	3,754,142
Enbridge 5.75% 7/15/80 μ	1,840,000	2,033,770
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,708,035
Energy Transfer
6.25% 4/15/49	1,630,000	1,959,914
7.125% 5/15/30 μ, ψ	2,075,000	2,121,687

Eni 144A 5.70% 10/1/40 #	3,450,000	4,213,087
Enterprise Products Operating
3.20% 2/15/52	6,200,000	5,723,461
4.20% 1/31/50	2,445,000	2,626,786

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,450,000	1,437,233
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,570,000	1,539,351
Kinder Morgan
3.25% 8/1/50	5,775,000	5,279,091
3.60% 2/15/51	2,335,000	2,242,532

Marathon Oil 5.20% 6/1/45	3,685,000	4,123,936
MPLX 5.50% 2/15/49	3,340,000	4,069,324
Northern Natural Gas 144A 3.40% 10/16/51 #	1,080,000	1,075,433
NuStar Logistics 6.375% 10/1/30	2,000,000	2,205,000
Targa Resources Partners
144A 4.875% 2/1/31 #	1,390,000	1,454,809
5.50% 3/1/30	1,500,000	1,625,805
		56,160,910
NQ-464 [4/21] 6/21 (1676427)    5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies — 0.44%
AerCap Holdings 5.875% 10/10/79 μ	260,000	$271,778
AerCap Ireland Capital DAC 6.50% 7/15/25	1,125,000	1,324,548
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	864,180
		2,460,506
Insurance — 5.54%
Berkshire Hathaway Finance
4.20% 8/15/48	1,825,000	2,152,500
4.25% 1/15/49	1,150,000	1,370,260

Brighthouse Financial 4.70% 6/22/47	1,637,000	1,706,928
Centene 3.375% 2/15/30	1,820,000	1,829,109
Equitable Holdings 4.95% 9/15/25 μ, ψ	635,000	685,006
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,501,390
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,284,150
New York Life Insurance 144A 3.75% 5/15/50 #	2,705,000	2,910,404
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	4,985,000	5,502,194
Prudential Financial
3.70% 10/1/50 μ	1,910,000	1,974,463
4.35% 2/25/50	2,325,000	2,765,793
		30,682,197
Natural Gas — 3.20%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	2,285,000	2,577,238
Piedmont Natural Gas 3.64% 11/1/46	3,035,000	3,151,144
Sempra Energy 4.875% 10/15/25 μ, ψ	1,485,000	1,628,213
Southern California Gas 4.30% 1/15/49	4,500,000	5,428,521
Southwest Gas
3.80% 9/29/46	2,150,000	2,245,940
4.15% 6/1/49	2,430,000	2,674,957
		17,706,013
Technology — 4.10%
Alphabet 2.05% 8/15/50	8,985,000	7,552,635
Broadcom 144A 3.50% 2/15/41 #	3,330,000	3,219,334
Fidelity National Information Services 3.10% 3/1/41	1,090,000	1,082,373
Iron Mountain 144A 5.25% 7/15/30 #	1,666,000	1,732,723
KLA 3.30% 3/1/50	4,960,000	4,953,614
NCR 144A 5.125% 4/15/29 #	1,255,000	1,292,650
Oracle
3.65% 3/25/41	935,000	956,742
3.95% 3/25/51	1,855,000	1,933,407
		22,723,478
6    NQ-464 [4/21] 6/21 (1676427)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 2.08%
DAE Funding 144A 3.375% 3/20/28 #	415,000	$415,306
Delta Air Lines 144A 7.00% 5/1/25 #	2,465,000	2,867,876
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,550,000	1,703,063
Norfolk Southern 4.15% 2/28/48	5,785,000	6,554,562
		11,540,807
Utilities — 1.00%
Essential Utilities
3.351% 4/15/50	1,015,000	1,006,056
4.276% 5/1/49	3,925,000	4,516,830
		5,522,886
Total Corporate Bonds (cost $507,648,191)		519,469,328

Municipal Bonds — 1.68%
Long Island, New York Power Authority Electric System Revenue (Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	4,855,788
Metropolitan Transportation Authority, New York Revenue (Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,464,052
Total Municipal Bonds (cost $6,825,184)		9,319,840

Loan Agreements — 1.97%
Applied Systems 1st Lien TBD 9/19/24 X	1,380,000	1,398,544
Applied Systems TBD 9/19/24 X	1,350,000	1,346,414
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	1,336,607	1,335,891
Gates Global Tranche B-3 3.50% (LIBOR01M + 2.75%) 3/31/27 •	1,366,575	1,363,942
Informatica 3.363% (LIBOR01M + 3.25%) 2/25/27 •	1,360,375	1,349,748
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	1,370,000	1,369,315
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	1,390,000	1,385,560
Reynolds Group Holdings Tranche B-2 3.363% (LIBOR01M + 3.25%) 2/5/26 •	1,366,575	1,356,468
Total Loan Agreements (cost $10,942,161)		10,905,882
NQ-464 [4/21] 6/21 (1676427)    7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Number of shares	Value (US $)
Convertible Preferred Stock — 0.79%
Bank of America 7.25% exercise price $50.00 **	1,360	$1,925,733
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	743,661
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	1,597	1,693,619
Total Convertible Preferred Stock (cost $4,194,316)		4,363,013

Short-Term Investments — 1.28%
Money Market Mutual Funds — 1.28%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,777,625	1,777,625
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,777,625	1,777,625
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,777,625	1,777,625
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,777,626	1,777,626
Total Short-Term Investments (cost $7,110,501)		7,110,501
Total Value of Securities—99.84% (cost $538,905,317)		553,353,066

Receivables and Other Assets Net of Liabilities—0.16%		901,433
Net Assets Applicable to 82,739,347 Shares Outstanding—100.00%		$554,254,499
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $120,300,716, which represents 21.71% of the Fund's net assets.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
8    NQ-464 [4/21] 6/21 (1676427)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
**	Perpetual security with no stated maturity date.
The following futures contracts were outstanding at April 30, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
255	US Treasury Long Bonds	$40,098,750	$41,011,814	6/21/21	$(913,064)	$15,938
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
NQ-464 [4/21] 6/21 (1676427)    9